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                   METLIFE INSURANCE COMPANY OF CONNECTICUT

             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

           Corporate Owned Variable Universal Life Insurance Policy Corporate Owned Variable Universal Life Insurance Policy 2000
         Corporate Owned Variable Universal Life Insurance Policy III
          Corporate Owned Variable Universal Life Insurance Policy IV
                            Corporate Select Policy

                       Supplement dated August 19, 2013
                   to the Prospectuses dated April 29, 2013

This supplement updates certain information in the prospectuses dated April 29, 2013 for the corporate owned variable insurance policies shown above. You should read and retain this supplement.

Due to a fund merger effective August 19, 2013, the MFS(R) High Yield Portfolio of the MFS(R) Variable Insurance Trust II has replaced the MFS(R) High Income Series of the MFS(R) Variable Insurance Trust as an investment option under the policies. The fees and expenses of the MFS(R) High Yield Portfolio for the year ended December 31, 2012 are as follows:

                                        Distribution          Acquired   Total                  Net Total
                                           and/or               Fund    Annual     Fee Waiver    Annual
                             Management   Service     Other   Fees and Operating and/or Expense Operating
Fund                            Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
----                         ---------- ------------ -------- -------- --------- -------------- ---------
MFS(R) Variable Insurance
  Trust II -- Initial Class
 MFS(R) High Yield
   Portfolio                    0.70%        --        0.11%     --      0.81%        0.06%       0.75%

The investment objective and investment adviser of the MFS(R) High Yield Portfolio are as follows:

Fund                                   Investment Objective                       Investment Adviser
----                                   --------------------                       ------------------
MFS(R) Variable Insurance Trust II --
  Initial Class
 MFS(R) High Yield Portfolio           Seeks total return with an emphasis on     Massachusetts Financial
                                       high current income, but also considering  Services Company capital appreciation.
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